Segment Reporting - Segment Information (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016
Segment reporting
Revenue from external customers	$ 126,584	$ 104,517
Adjusted (LBIT)/EBIT	(16,172)	(16,148)
Interest income	251	189
Equity in earnings of equity investees, net of tax	22,269	21,251
Operating (loss)/profit	6,348	5,292
Interest expenses	817	811
Income tax expense	1,846	1,687
Net income attributable to ordinary shareholders of the Company	1,682	537
Depreciation/amortization	1,312	1,133
Additions to non-current assets (other than financial instrument and deferred tax assets)	3,045	1,570
Segment information
Total assets	344,700		$ 342,437
Property, plant and equipment	11,924	8,773	9,954
Leasehold land	1,225		1,220
Goodwill	3,185		3,137
Other intangible asset	445		469
Investments in equity investees	147,824		158,506
Reportable segment | Innovation Platform | Drug R&D | PRC
Segment reporting
Revenue from external customers	22,726	22,258
Adjusted (LBIT)/EBIT	(12,467)	(11,708)
Interest income	19	25
Equity in earnings of equity investees, net of tax	(2,363)	(2,096)
Operating (loss)/profit	(14,811)	(13,779)
Income tax expense	14
Net income attributable to ordinary shareholders of the Company	(14,790)	(13,742)
Depreciation/amortization	1,232	1,041
Additions to non-current assets (other than financial instrument and deferred tax assets)	3,017	1,440
Segment information
Total assets	85,465		53,774
Property, plant and equipment	11,672		9,686
Leasehold land	1,225		1,220
Investments in equity investees	21,673		17,031
Reportable segment | Commercial Platform
Segment reporting
Revenue from external customers	103,858	82,259
Adjusted (LBIT)/EBIT	3,141	1,509
Interest income	25	35
Equity in earnings of equity investees, net of tax	24,632	23,347
Operating (loss)/profit	27,798	24,891
Interest expenses	32	47
Income tax expense	505	305
Net income attributable to ordinary shareholders of the Company	25,158	22,147
Depreciation/amortization	67	67
Additions to non-current assets (other than financial instrument and deferred tax assets)	8	83
Segment information
Total assets	197,889		212,543
Property, plant and equipment	197		219
Goodwill	3,185		3,137
Other intangible asset	445		469
Investments in equity investees	126,151		141,475
Reportable segment | Commercial Platform | Prescription Drugs | PRC
Segment reporting
Revenue from external customers	85,759	67,614
Adjusted (LBIT)/EBIT	1,523	1,463
Interest income	17	19
Equity in earnings of equity investees, net of tax	18,871	14,779
Operating (loss)/profit	20,411	16,261
Income tax expense	441	434
Net income attributable to ordinary shareholders of the Company	19,421	15,313
Depreciation/amortization	52	52
Additions to non-current assets (other than financial instrument and deferred tax assets)	6	19
Segment information
Total assets	120,626		134,681
Property, plant and equipment	135		145
Goodwill	2,778		2,730
Other intangible asset	445		469
Investments in equity investees	62,997		77,939
Reportable segment | Commercial Platform | Consumer Health | PRC
Segment reporting
Revenue from external customers	4,423	2,704
Adjusted (LBIT)/EBIT	99	(1,120)
Interest income	5	15
Equity in earnings of equity investees, net of tax	5,761	8,568
Operating (loss)/profit	5,865	7,463
Income tax expense	(179)	(279)
Net income attributable to ordinary shareholders of the Company	5,093	6,296
Depreciation/amortization	6	5
Additions to non-current assets (other than financial instrument and deferred tax assets)	1	14
Segment information
Total assets	65,875		67,161
Property, plant and equipment	30		34
Goodwill	407		407
Investments in equity investees	63,154		63,536
Reportable segment | Commercial Platform | Consumer Health | HK
Segment reporting
Revenue from external customers	13,676	11,941
Adjusted (LBIT)/EBIT	1,519	1,166
Interest income	3	1
Operating (loss)/profit	1,522	1,167
Interest expenses	32	47
Income tax expense	243	150
Net income attributable to ordinary shareholders of the Company	644	538
Depreciation/amortization	9	10
Additions to non-current assets (other than financial instrument and deferred tax assets)	1	50
Segment information
Total assets	11,388		10,701
Property, plant and equipment	32		40
Unallocated
Segment reporting
Adjusted (LBIT)/EBIT	(6,846)	(5,949)
Interest income	207	129
Operating (loss)/profit	(6,639)	(5,820)
Interest expenses	785	764
Income tax expense	1,327	1,382
Net income attributable to ordinary shareholders of the Company	(8,686)	(7,868)
Depreciation/amortization	13	25
Additions to non-current assets (other than financial instrument and deferred tax assets)	20	$ 47
Segment information
Total assets	61,346		76,120
Property, plant and equipment	$ 55		$ 49